UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2002

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         February 14, 2003
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $115,502,051 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE







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12/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                     PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T
H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED
  (C)NONE

Abbott Labs                      COMMON  002824100      770,024        20,200     X    ALL                     20,200
Adobe Systems                    COMMON  00724F101    1,079,918        40,875     X    ALL                     40,875
Advanced Energy Industries, Inc. COMMON  007973100      278,780        26,300     X    ALL                     26,300
Alcoa, Inc.                      COMMON  013817101      322,253        16,300     X    ALL                     16,300
Altria Group Inc. (PhilipMorris) COMMON  02209S103    4,067,667       107,411     X    ALL                    107,411
Amgen, Incorporated              COMMON  031162100    4,371,095        85,775     X    ALL                     85,775
Apache Corporation               COMMON  037411105    1,900,879        30,458     X    ALL                     30,458
Applied Materials, Inc.          COMMON  038222105    1,032,719        86,275     X    ALL                     86,275
AptarGroup Inc.                  COMMON  038336103      579,334        20,200     X    ALL                     20,200
BB & T Corporation               COMMON  054937107      888,870        26,486     X    ALL                     26,486
BP P.L.C. Spon ADR               COMMON  055622104      423,885        10,866     X    ALL                     10,866
Bank of America Corporation      COMMON  060505104      714,092        10,194     X    ALL                     10,194
Banc One Corporation             COMMON  06423A103      472,694        12,947     X    ALL                     12,947
Baxter Int'l Inc.                COMMON  071813109    1,554,860        55,176     X    ALL                     55,176
Bed Bath & Beyond                COMMON  075896100    1,166,839        34,831     X    ALL                     34,831
BellSouth Corp.                  COMMON  079860102      279,374        12,264     X    ALL                     12,264
Berkshire Hathaway Class B       COMMON  084670207      522,640           235     X    ALL                        235
Biomet Incorporated              COMMON  090613100    2,778,926        99,457     X    ALL                     99,457
Bristol-Myers Squibb             COMMON  110122108      764,317        32,400     X    ALL                     32,400
C. H. Robinson Worldwide         COMMON  12541W100      728,520        26,000     X    ALL                     26,000
Capital One Financial Corp.      COMMON  14040H105      323,699        10,425     X    ALL                     10,425
The Cheesecake Factory, Inc.     COMMON  16307210       559,680        17,600     X    ALL                     17,600
ChevronTexaco Corp Com           COMMON  166764100      532,588         8,270     X    ALL                      8,270
Cisco System Inc.                COMMON  17275R102      653,782        48,899     X    ALL                     48,899

TOTAL                                                26,767,435

12/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                     PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T
H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED
  (C)NONE

Coca Cola Company                COMMON  191216100      867,114        21,431     X    ALL                     21,431
Cognex Corporation               COMMON  192422103      205,236         9,649     X    ALL                      9,649
Concord EFS, Inc.                COMMON  206197105    1,417,623        96,700     X    ALL                     96,700
Costco Whsl Corporation          COMMON  22160K105      448,211        15,525     X    ALL                     15,525
Cox Communications               COMMON  224044107    1,378,994        47,650     X    ALL                     47,650
Dell Computer Corp.              COMMON  247025109      340,603        14,275     X    ALL                     14,275
DENTSPLY Int'l. Inc.             COMMON  249030107      410,516        12,225     X    ALL                     12,225
Dollar Tree Stores, Inc.         COMMON  256747106      594,041        27,050     X    ALL                     27,050
Dominion Resources, Inc.  VA     COMMON  25746U109      834,314        15,396     X    ALL                     15,396
E. I. duPont deNemours Co., Inc. COMMON  263534109    1,018,514        26,895     X    ALL                     26,895
Duke Energy Corp                 COMMON  264399106      225,648        13,250     X    ALL                     13,250
Emerson Electric Company         COMMON  291011104    1,173,259        25,000     X    ALL                     25,000
Exxon Mobil Corp.                COMMON  30231G102    3,810,355       111,577     X    ALL                    111,577
Fastenal Co.                     COMMON  311900104    1,998,792        60,350     X    ALL                     60,350
Freddie Mac  (Voting Shares)     COMMON  313400301    1,095,251        19,565     X    ALL                     19,565
First Virginia Bank              COMMON  337477103      682,713        16,372     X    ALL                     16,372
Forest Labs Inc.                 COMMON  345838106      346,725         6,700     X    ALL                      6,700
Fortune Brands Inc.              COMMON  349631101      242,385         5,500     X    ALL                      5,500
General Electric                 COMMON  369604103    3,163,197       136,698     X    ALL                    136,698
GlaxoSmithKline PLC ADR          COMMON  37733W105      442,330        11,412     X    ALL                     11,412
HCC Insurance                    COMMON  404132102      348,245        14,450     X    ALL                     14,450
Harley-Davidson Inc              COMMON  412822108      706,124        16,901     X    ALL                     16,901
Harte Hanks, Inc.                COMMON  416196103      691,770        37,637     X    ALL                     37,637
Health Management Assoc CL A     COMMON  421933102    2,456,235       132,626     X    ALL                    132,626

TOTAL                                                24,898,195

12/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                     PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T
H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED
  (C)NONE

Hewlett Packard Co.(compaq)      COMMON  42823610       231,675        13,307     X    ALL                     13,307
INTEL Corporation                COMMON  458140100    2,238,400       142,573     X    ALL                    142,573
International Business Machines  COMMON  459200101      387,893         4,960     X    ALL                      4,960
Jefferson Pilot Corporation      COMMON  475070108      391,468        10,168     X    ALL                     10,168
Johnson & Johnson, Inc.          COMMON  478160104    2,929,098        54,637     X    ALL                     54,637
Kimberly Clark Corporation       COMMON  494368103      634,584        13,700     X    ALL                     13,700
Eli Lilly & Company              COMMON  532457108    1,192,752        19,800     X    ALL                     19,800
Linear Technology Corporation    COMMON  535678106    1,298,039        49,676     X    ALL                     49,676
Littelfuse, Inc.                 COMMON  537008104      703,575        39,750     X    ALL                     39,750
Lowes Companies Inc.             COMMON  548661107    1,951,200        57,086     X    ALL                     57,086
Manulife Financial Corporation   COMMON  56501R106      201,752         8,715     X    ALL                      8,715
Markel Corporporation            COMMON  570535104    4,908,856        24,134     X    ALL                     24,134
MeadWestvaco Corporation         COMMON  583334107      214,598         8,923     X    ALL                      8,923
Medtronic Inc.                   COMMON  585055106    3,755,462        83,603     X    ALL                     83,603
Merck & Company,                 COMMON  589331107      916,983        16,555     X    ALL                     16,555
Microsoft Corp.                  COMMON  594918104      583,096        12,286     X    ALL                     12,286
Molex, Inc. Class A (Non-Voting) COMMON  608554200      339,930        18,780     X    ALL                     18,780
Moodys Corp                      COMMON  615369105      885,762        21,150     X    ALL                     21,150
National Commerce Financial Corp COMMON  63545P104      256,350        10,821     X    ALL                     10,821
Neuberger Berman Inc.            COMMON  641234109      747,120        25,525     X    ALL                     25,525
Nokia Corp. Sponsored ADR        COMMON  654902204      558,484        38,810     X    ALL                     38,810
Norfolk Southern Corporation     COMMON  655844108      362,559        18,404     X    ALL                     18,404
North Fork Bancorporation, Inc.  COMMON  659424105    1,193,456        36,801     X    ALL                     36,801
Omnicare, INC.                   COMMON  681904108      559,865        21,675     X    ALL                     21,675

TOTAL                                                27,442,957

12/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                     PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T
H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED
  (C)NONE

Oracle Systems Corp.             COMMON  68389X105    2,796,792       232,484     X    ALL                    232,484
Outback Steakhouse, Incorporated COMMON  689899102      703,610        21,550     X    ALL                     21,550
Paychex, Incorporated            COMMON  704326107    1,434,632        56,975     X    ALL                     56,975
Pepsico Inc.                     COMMON  713448108    1,799,539        44,455     X    ALL                     44,455
Pfizer, Inc.                     COMMON  717081103    3,593,562       118,365     X    ALL                    118,365
Pharmacia Corporation            COMMON  71713U102      789,039        18,890     X    ALL                     18,890
Plum Creek Timber Co., Inc.      COMMON  729251108      901,011        41,293     X    ALL                     41,293
Procter & Gamble Co.             COMMON  74271810       212,128         2,479     X    ALL                      2,479
Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      260,645         6,450     X    ALL                      6,450
Progressive Corp.                COMMON  743315103      304,542         6,300     X    ALL                      6,300
Robert Half International        COMMON  770323103      706,456        46,600     X    ALL                     46,600
Royal Dutch Petroleum Co.        COMMON  780257804      531,960        12,699     X    ALL                     12,699
ServiceMaster Co., Inc.          COMMON  81760N109      599,294        57,569     X    ALL                     57,569
South Financial Group, Inc.      COMMON  837841105      306,527        14,995     X    ALL                     14,995
The Southern Company             COMMON  842587107      702,787        24,948     X    ALL                     24,948
Suntrust Banks, Inc.             COMMON  86791410       822,557        14,520     X    ALL                     14,520
Texas Instruments, Inc.          COMMON  882508104    1,007,441        63,361     X    ALL                     63,361
3M Co Com                        COMMON  88579Y101      741,073         5,950     X    ALL                      5,950
Tiffany & Co                     COMMON  886547108    1,207,842        51,950     X    ALL                     51,950
United Dominion Realty Trust     COMMON  910197102      269,624        16,862     X    ALL                     16,862
United Parcel Service Class B    COMMON  911312106    1,978,836        32,800     X    ALL                     32,800
United Technologies              COMMON  913017109      203,456         3,200     X    ALL                      3,200
Veritas Software                 COMMON  923436109    1,347,451        73,825     X    ALL                     73,825
Verizon Communications           COMMON  92343V104      831,786        21,729     X    ALL                     21,729

TOTAL                                                24,052,590

12/31/02                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                     PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T
H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED
  (C)NONE

Vodafone Group PLC               COMMON  92857W100    3,970,865       210,655     X    ALL                    210,655
Wachovia Corp Com                COMMON  929903102      989,894        27,520     X    ALL                     27,520
Washington Mutual                COMMON  939322103      520,544        15,110     X    ALL                     15,110
Waters Corporation               COMMON  941848103    2,038,208        88,425     X    ALL                     88,425
Wells Fargo & Company            COMMON  949746101      680,187        14,359     X    ALL                     14,359
Wilmington Trust Corporation     COMMON  971807102      475,966        16,390     X    ALL                     16,390
Wyeth Corporation (Formerly AHP) COMMON  983024100    1,537,784        39,400     X    ALL                     39,400
Zebra Technologies Corporation   COMMON  989207105      668,812        11,973     X    ALL                     11,973
Noble Corporation                COMMON  G65422100    1,458,614        42,550     X    ALL                     42,550

TOTAL                                                12,340,874


GRAND TOTAL                                         115,502,051
